RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Repayment of loan	$ 1,150,000				$ 2,523
Loan accrued	5,000			$ 9,000
Interst paid on loan	$ 9,000
Offices expenses		$ 106,000		7,000
Description of agreement term		Company signed an office use agreement effective May 1, 2021, for a five-year term ending April 29, 2026.	Company signed an office use agreement effective May 1, 2021, for a five-year term ending April 29, 2026.
Option for proceeds		$ 1,824,000		$ 807,000
Undiscounted commitment		$ 431,000
Annual salary			$ 1,418		$ 3,038
Key Management Personnel
Statement [Line Items]
Number of options exercised		3,717,000	3,717,000	1,440,000	1,440,000
Exercise price | $ / shares		$ 0.49		$ 0.56
Weighted average market price on exercise | $ / shares		$ 0.73		$ 1.83
HDSI
Statement [Line Items]
Annual salary			$ 2,800